Segment Information - Summary of Operating Segments (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net sales	kr 232,390	kr 227,216	kr 210,838
Gross income	kr 93,724	kr 84,824	kr 68,200
Gross margin	40.30%	37.30%	32.30%
Operating income (loss)	kr 27,808	kr 10,564	kr 1,242
Operating margin	12.00%	4.60%	0.60%
Financial income and expenses, net	kr (596)	kr (1,802)	kr (2,705)
Income after ﬁnancial items	27,212	8,762	(1,463)
Income tax	(9,589)	(6,922)	(4,813)
Net income (loss)	17,623	1,840	(6,276)
Other segment items
Share in earnings of JV and associated companies	(298)	(335)	58
Amortizations	(1,989)	(2,538)	(3,946)
Depreciations	(5,989)	(6,061)	(3,275)
Impairment losses	(696)	(490)	(1,097)
Restructuring expenses	(1,306)	(798)	(8,015)
Gains/losses on sale of investments and operations	(141)	697	(225)
Networks [member]
Disclosure of operating segments [line items]
Net sales	165,978	155,009	138,570
Digital services [member]
Disclosure of operating segments [line items]
Net sales	37,324	39,857	38,089
Managed services [member]
Disclosure of operating segments [line items]
Net sales	22,600	25,565	25,770
Emerging business and other [member]
Disclosure of operating segments [line items]
Net sales	6,488	6,785	8,409
Operating segments [member]
Disclosure of operating segments [line items]
Net sales	232,390	227,216	210,838
Gross income	kr 93,724	kr 84,824	kr 68,200
Gross margin	40.30%	37.30%	32.30%
Operating income (loss)	kr 27,808	kr 10,564	kr 1,242
Operating margin	12.00%	4.60%	0.60%
Other segment items
Share in earnings of JV and associated companies	kr (298)	kr (335)	kr 58
Amortizations	(1,989)	(2,538)	(3,946)
Depreciations	(5,989)	(6,061)	(3,275)
Impairment losses	(696)	(490)	(1,097)
Restructuring expenses	(1,306)	(798)	(8,015)
Gains/losses on sale of investments and operations	(141)	697	(225)
Operating segments [member] | Networks [member]
Disclosure of operating segments [line items]
Net sales	165,978	155,009	138,570
Gross income	kr 72,413	kr 64,717	kr 55,153
Gross margin	43.60%	41.80%	39.80%
Operating income (loss)	kr 30,851	kr 24,767	kr 19,421
Operating margin	18.60%	16.00%	14.00%
Other segment items
Share in earnings of JV and associated companies	kr 37	kr 26	kr 28
Amortizations	(775)	(517)	(830)
Depreciations	(3,764)	(3,604)	(1,717)
Impairment losses	(494)	(295)	(308)
Restructuring expenses	(746)	(68)	(1,781)
Gains/losses on sale of investments and operations	(129)	(225)	(132)
Operating segments [member] | Digital services [member]
Disclosure of operating segments [line items]
Net sales	37,324	39,857	38,089
Gross income	kr 15,637	kr 14,836	kr 8,318
Gross margin	41.90%	37.20%	21.80%
Operating income (loss)	kr (2,206)	kr (4,027)	kr (13,852)
Operating margin	(5.90%)	(10.10%)	(36.40%)
Other segment items
Share in earnings of JV and associated companies	kr 28	kr 41	kr 27
Amortizations	(607)	(1,413)	(2,295)
Depreciations	(1,252)	(1,478)	(933)
Impairment losses	(119)	(128)	(406)
Restructuring expenses	(19)	(614)	(5,366)
Gains/losses on sale of investments and operations	12	(2)	(36)
Operating segments [member] | Managed services [member]
Disclosure of operating segments [line items]
Net sales	22,600	25,565	25,770
Gross income	kr 4,012	kr 3,990	kr 2,886
Gross margin	17.80%	15.60%	11.20%
Operating income (loss)	kr 1,563	kr 2,309	kr 1,093
Operating margin	6.90%	9.00%	4.20%
Other segment items
Share in earnings of JV and associated companies	kr 5	kr 3	kr 3
Amortizations	(5)	(5)	(14)
Depreciations	(386)	(413)	(169)
Impairment losses	(25)	(24)	(29)
Restructuring expenses	(258)	(45)	(276)
Gains/losses on sale of investments and operations	5	(12)	(57)
Operating segments [member] | Emerging business and other [member]
Disclosure of operating segments [line items]
Net sales	6,488	6,785	8,409
Gross income	kr 1,662	kr 1,281	kr 1,843
Gross margin	25.60%	18.90%	21.90%
Operating income (loss)	kr (2,400)	kr (12,485)	kr (5,420)
Operating margin	(37.00%)	(184.00%)	(64.50%)
Other segment items
Share in earnings of JV and associated companies	kr (368)	kr (405)
Amortizations	(602)	(603)	kr (807)
Depreciations	(587)	(566)	(456)
Impairment losses	(58)	(43)	(354)
Restructuring expenses	(283)	(71)	kr (592)
Gains/losses on sale of investments and operations	kr (29)	kr 936